UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%(1)

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	72,492	$5,386,156
United Technologies Corp.	62,084	4,689,204

		$10,075,360

Automobiles — 0.5%
Bayerische Motoren Werke AG	33,647	$2,434,961

		$2,434,961

Beverages — 3.7%
Beam, Inc.	46,337	$2,895,599
Coca-Cola Co. (The)	196,464	15,361,520

		$18,257,119

Biotechnology — 3.0%
Celgene Corp.(2)	91,976	$5,901,180
Gilead Sciences, Inc.(2)	167,229	8,575,503

		$14,476,683

Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The)	32,134	$3,080,365

		$3,080,365

Chemicals — 2.3%
Celanese Corp., Series A	57,409	$1,987,499
Monsanto Co.	110,206	9,122,853

		$11,110,352

Commercial Banks — 3.5%
KeyCorp	12,525	$96,943
PNC Financial Services Group, Inc.	77,725	4,749,775
Wells Fargo & Co.	368,604	12,326,118

		$17,172,836

Communications Equipment — 2.8%
QUALCOMM, Inc.	244,723	$13,626,177

		$13,626,177

Computers & Peripherals — 4.8%
Apple, Inc.(2)	35,964	$21,002,976
EMC Corp.(2)	89,030	2,281,839

		$23,284,815

Construction & Engineering — 1.6%
Fluor Corp.	157,979	$7,794,684

		$7,794,684

Consumer Finance — 1.0%
American Express Co.	84,975	$4,946,395

		$4,946,395

Security	Shares	Value
Diversified Financial Services — 3.8%
Bank of America Corp.	787,130	$6,438,723
Citigroup, Inc.	188,326	5,162,016
JPMorgan Chase & Co.	199,214	7,117,916

		$18,718,655

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	276,692	$9,866,837
CenturyLink, Inc.	201,859	7,971,412

		$17,838,249

Electric Utilities — 2.9%
American Electric Power Co., Inc.	75,093	$2,996,211
Duke Energy Corp.	121,955	2,812,282
Edison International	61,046	2,820,325
PPL Corp.	105,792	2,942,075
Southern Co. (The)	58,119	2,690,910

		$14,261,803

Energy Equipment & Services — 2.1%
Halliburton Co.	177,957	$5,052,199
Schlumberger, Ltd.	82,882	5,379,871

		$10,432,070

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	98,308	$9,339,260

		$9,339,260

Health Care Equipment & Supplies — 2.4%
Covidien PLC	48,406	$2,589,721
St. Jude Medical, Inc.	124,018	4,949,558
Varian Medical Systems, Inc.(2)	69,933	4,249,829

		$11,789,108

Health Care Providers & Services — 1.7%
DaVita, Inc.(2)	73	$7,169
UnitedHealth Group, Inc.	140,217	8,202,695

		$8,209,864

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	96,161	$8,513,133

		$8,513,133

Household Products — 2.7%
Colgate-Palmolive Co.	55,469	$5,774,323
Procter & Gamble Co.	119,787	7,336,954

		$13,111,277

Security	Shares	Value
Industrial Conglomerates — 3.8%
Danaher Corp.	202,200	$10,530,576
General Electric Co.	385,613	8,036,175

		$18,566,751

Insurance — 1.4%
Aflac, Inc.	79,368	$3,380,283
MetLife, Inc.	112,652	3,475,314

		$6,855,597

Internet & Catalog Retail — 2.0%
Amazon.com, Inc.(2)	43,392	$9,908,563

		$9,908,563

Internet Software & Services — 4.9%
eBay, Inc.(2)	292,591	$12,291,748
Google, Inc., Class A(2)	20,465	11,871,133

		$24,162,881

IT Services — 5.6%
Accenture PLC, Class A	170,930	$10,271,184
International Business Machines Corp.	67,277	13,158,036
Visa, Inc., Class A	32,732	4,046,657

		$27,475,877

Machinery — 1.1%
Deere & Co.	64,524	$5,218,056

		$5,218,056

Media — 2.7%
Comcast Corp., Class A	132,637	$4,240,405
Walt Disney Co. (The)	186,040	9,022,940

		$13,263,345

Metals & Mining — 0.8%
Cliffs Natural Resources, Inc.	48,819	$2,406,288
Freeport-McMoRan Copper & Gold, Inc.	39,423	1,343,142
Goldcorp, Inc.	1,259	47,313

		$3,796,743

Multi-Utilities — 0.6%
Sempra Energy	44,598	$3,071,910

		$3,071,910

Multiline Retail — 2.0%
Dollar General Corp.(2)	132,738	$7,219,620
Macy’s, Inc.	79,293	2,723,714

		$9,943,334

Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.1%
Anadarko Petroleum Corp.	76,106	$5,038,217
Apache Corp.	61,589	5,413,057
Chevron Corp.	23,671	2,497,291
ConocoPhillips	144,937	8,099,080
Exxon Mobil Corp.	181,249	15,509,477
Occidental Petroleum Corp.	62,446	5,355,993
Phillips 66(2)	72,468	2,408,836

		$44,321,951

Pharmaceuticals — 6.4%
Allergan, Inc.	69,485	$6,432,226
Johnson & Johnson	218,066	14,732,539
Pfizer, Inc.	451,389	10,381,947

		$31,546,712

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	26,090	$3,691,213
Boston Properties, Inc.	34,888	3,780,813

		$7,472,026

Road & Rail — 1.1%
Union Pacific Corp.	43,641	$5,206,808

		$5,206,808

Software — 3.9%
Microsoft Corp.	276,240	$8,450,182
Oracle Corp.	351,686	10,445,074

		$18,895,256

Specialty Retail — 0.7%
Home Depot, Inc. (The)	65,099	$3,449,596

		$3,449,596

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	67,286	$5,906,365

		$5,906,365

Tobacco — 2.5%
Philip Morris International, Inc.	141,826	$12,375,736

		$12,375,736

Total Common Stocks (identified cost $411,941,333)		$489,910,673

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$14,888	$14,887,935

Total Short-Term Investments (identified cost $14,887,935)		$14,887,935

Total Investments — 103.0% (identified cost $426,829,268)		$504,798,608

Covered Call Options Written — (1.7)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Accenture PLC, Class A	855	$60.00	7/21/12	$(102,600)
Accenture PLC, Class A	515	62.50	8/18/12	(41,200)
Aflac, Inc.	400	42.00	7/21/12	(53,800)
Allergan, Inc.	350	95.00	7/21/12	(18,375)
Amazon.com, Inc.	220	225.00	7/21/12	(166,100)
American Electric Power Co., Inc.	375	38.00	7/21/12	(72,188)
American Express Co.	425	60.00	7/21/12	(19,975)
Anadarko Petroleum Corp.	385	65.00	8/18/12	(173,250)
Apache Corp.	495	87.50	8/18/12	(205,425)
Apple, Inc.	90	585.00	7/21/12	(106,425)
Apple, Inc.	90	600.00	7/21/12	(51,750)
AT&T, Inc.	1,385	35.00	8/18/12	(120,495)
AvalonBay Communities, Inc.	130	145.00	7/21/12	(12,350)
Beam, Inc.	235	62.50	7/21/12	(21,737)
Boeing Co. (The)	365	75.00	7/21/12	(37,777)
Boeing Co. (The)	215	75.00	8/18/12	(42,355)
Boston Properties, Inc.	175	105.00	8/18/12	(87,500)
Celanese Corp., Series A	290	42.50	7/21/12	(1,450)
Celgene Corp.	460	72.50	7/21/12	(5,290)
CenturyLink, Inc.	1,010	39.00	8/18/12	(111,100)
Chevron Corp.	120	100.00	7/21/12	(70,800)
Citigroup, Inc.	945	28.00	7/21/12	(76,545)
Cliffs Natural Resources, Inc.	245	55.00	7/21/12	(8,452)
Coca-Cola Co. (The)	985	75.00	8/18/12	(364,450)
Coca-Cola Co. (The)	590	77.50	8/18/12	(110,330)
Colgate-Palmolive Co.	280	100.00	8/18/12	(131,600)
Comcast Corp., Class A	665	31.00	7/21/12	(78,138)
ConocoPhillips	725	52.50	7/21/12	(257,375)
Costco Wholesale Corp.	495	90.00	7/21/12	(259,875)
Covidien PLC	240	52.50	7/21/12	(34,200)
Danaher Corp.	1,015	52.50	7/21/12	(86,275)
Deere & Co.	325	77.50	7/21/12	(132,438)
Dollar General Corp.	665	55.00	8/18/12	(106,400)
Duke Energy Corp.	610	22.00	7/21/12	(67,100)
eBay, Inc.	1,465	40.00	7/21/12	(383,830)
eBay, Inc.	875	43.00	8/18/12	(128,188)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Edison International	305	$45.00	8/18/12	$(53,375)
EMC Corp.	445	27.00	7/21/12	(7,120)
Exxon Mobil Corp.	910	82.50	7/21/12	(318,500)
Fluor Corp.	775	50.00	7/21/12	(73,625)
Fluor Corp.	790	52.50	7/21/12	(19,750)
Freeport-McMoRan Copper & Gold, Inc.	200	36.00	7/21/12	(6,100)
General Electric Co.	1,930	20.00	7/21/12	(191,070)
General Electric Co.	1,155	21.00	8/18/12	(64,680)
Gilead Sciences, Inc.	840	52.50	8/18/12	(136,920)
Goldman Sachs Group, Inc. (The)	105	95.00	8/18/12	(51,450)
Goldman Sachs Group, Inc. (The)	155	100.00	8/18/12	(39,835)
Google, Inc., Class A	105	620.00	7/21/12	(54,075)
Halliburton Co.	890	31.00	8/18/12	(40,050)
Home Depot, Inc. (The)	545	52.50	8/18/12	(104,913)
International Business Machines Corp.	340	200.00	7/21/12	(57,120)
Johnson & Johnson	1,090	65.00	7/21/12	(291,030)
Johnson & Johnson	655	67.50	8/18/12	(73,360)
JPMorgan Chase & Co.	1,000	36.00	7/21/12	(97,500)
Macy’s, Inc.	400	37.00	7/21/12	(6,800)
McDonald’s Corp.	485	92.50	7/21/12	(4,850)
MetLife, Inc.	565	31.00	8/18/12	(80,513)
Microsoft Corp.	1,385	30.00	8/18/12	(182,128)
Microsoft Corp.	825	31.00	8/18/12	(63,112)
Monsanto Co.	555	82.50	7/21/12	(93,240)
Monsanto Co.	330	82.50	8/18/12	(92,895)
NIKE, Inc., Class B	672	115.00	7/21/12	(336)
Occidental Petroleum Corp.	315	90.00	8/18/12	(58,432)
Oracle Corp.	1,760	27.00	7/21/12	(483,120)
Oracle Corp.	1,055	28.00	8/18/12	(218,913)
Pfizer, Inc.	910	23.00	7/21/12	(25,025)
Pfizer, Inc.	2,700	23.00	8/18/12	(124,200)
Philip Morris International, Inc.	710	87.50	8/18/12	(134,190)
Phillips 66	365	33.00	8/18/12	(62,050)
PNC Financial Services Group, Inc.	390	65.00	8/18/12	(23,790)
PPL Corp.	530	28.00	8/18/12	(21,200)
Procter & Gamble Co.	600	62.50	8/18/12	(39,600)
QUALCOMM, Inc.	1,225	62.50	7/21/12	(12,862)
Schlumberger, Ltd.	665	70.00	8/18/12	(68,495)
Sempra Energy	225	70.00	8/18/12	(20,250)
Southern Co. (The)	295	48.00	8/18/12	(2,802)
St. Jude Medical, Inc.	620	40.00	7/21/12	(65,100)
Union Pacific Corp.	220	115.00	7/21/12	(125,950)
United Technologies Corp.	310	75.00	7/21/12	(52,390)
UnitedHealth Group, Inc.	705	60.00	7/21/12	(56,752)
UnitedHealth Group, Inc.	695	62.50	8/18/12	(44,827)
Varian Medical Systems, Inc.	350	65.00	7/21/12	(3,500)
Visa, Inc., Class A	165	120.00	7/21/12	(80,025)
Walt Disney Co. (The)	930	44.00	7/21/12	(423,150)
Walt Disney Co. (The)	560	48.00	8/18/12	(104,440)
Wells Fargo & Co.	920	32.00	7/21/12	(161,460)
Wells Fargo & Co.	925	33.00	7/21/12	(95,738)
Wells Fargo & Co.	1,105	34.00	8/18/12	(91,715)

Total Covered Call Options Written (premiums received $7,545,574)				$(8,551,461)

Other Assets, Less Liabilities — (1.3)%				$(6,388,252)

Net Assets — 100.0%				$489,858,895

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at June 30, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2012 was $9,815.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$427,671,373

Gross unrealized appreciation	$92,312,848
Gross unrealized depreciation	(15,185,613)

Net unrealized appreciation	$77,127,235

Written call options activity for the fiscal year to date ended June 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	51,196	$8,279,787
Options written	230,675	32,214,017
Options terminated in closing purchase transactions	(136,327)	(19,789,113)
Options exercised	(8,083)	(711,560)
Options expired	(82,049)	(12,447,557)

Outstanding, end of period	55,412	$7,545,574

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At June 30, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $8,551,461.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$50,984,336	$2,434,961		$—	$53,419,297
Consumer Staples	53,083,392	—		—	53,083,392
Energy	54,754,021	—		—	54,754,021
Financials	58,245,874	—		—	58,245,874
Health Care	66,022,367	—		—	66,022,367
Industrials	46,861,659	—		—	46,861,659
Information Technology	107,445,006	—		—	107,445,006
Materials	14,907,095	—		—	14,907,095
Telecommunication Services	17,838,249	—		—	17,838,249
Utilities	17,333,713	—		—	17,333,713
Total Common Stocks	$487,475,712	$2,434,961	*	$—	$489,910,673
Short-Term Investments	$—	$14,887,935		$—	$14,887,935
Total Investments	$487,475,712	$17,322,896		$—	$504,798,608

Liability Description
Covered Call Options Written	$(8,551,461)	$—		$—	$(8,551,461)
Total	$(8,551,461)	$—		$—	$(8,551,461)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2012